INCOME TAX - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ (10,616)	$ (6,301)
Foreign	483	(1,561)
Loss before income taxes	$ (10,133)	$ (7,862)
Statutory tax rate in Israel	23.00%	23.00%
Theoretical tax benefit	$ (2,331)	$ (1,808)
Current year carryforward losses and other differences for which a valuation allowance was recorded	1,438	1,278
Changes in valuation allowance	0	48
Offset of Other non-current assets (accounted for as DTA element)	(56)	(56)
Changes in foreign currency exchange rate and other differences	788	5
Non-deductible expenses and other differences	166	538
Actual income tax expense (benefit)	$ 5	$ 5